Note 17 - Related Party Transactions	3 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
Note 17 - Related Party Transactions

During the three months and six months ended September 30, 2012, the Company paid $297 (2011: $413) and $297 (2011: $413) in director fees to the directors of the Company, respectively.

During the three months and six months ended September 30, 2012, $nil (2011 management fees: $23,941), $nil (2011 management fees: $38,409) of management fees were accrued. Effective April 1, 2012, the executive officer is remunerated by payroll.

As at September 30, 2012, included in accounts payable, $nil (March 31, 2012: $49,233) was owed to a director of the Company.

As at September 30, 2012, included in notes payable, $nil (March 31, 2012: $17,991) was accrued as interest payable for loan from a director of the Company.

See also Note 11 and Note 19(c).